LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2023 CAD ($)
LONG-TERM DEBT
Long-term debt	$ 7,645.3
2024
LONG-TERM DEBT
Long-term debt	1,480.6
2025
LONG-TERM DEBT
Long-term debt	400.0
2026
LONG-TERM DEBT
Long-term debt	1,422.0
2027
LONG-TERM DEBT
Long-term debt	1,480.6
2028
LONG-TERM DEBT
Long-term debt	750.0
2029 and thereafter
LONG-TERM DEBT
Long-term debt	$ 2,112.1